LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.29%
Aerospace & Defense–1.20%
†Airbus	56,029	$ 6,343,181
†Teledyne Technologies	36,950	15,284,367
		21,627,548
Air Freight & Logistics–0.92%
FedEx	58,226	16,538,513
		16,538,513
Airlines–0.33%
†Southwest Airlines	96,900	5,916,714
		5,916,714
Auto Components–0.26%
†Aptiv	34,221	4,719,076
		4,719,076
Automobiles–0.78%
Ferrari	67,423	14,110,285
		14,110,285
Biotechnology–1.28%
†Argenx ADR	13,040	3,591,086
†Incyte	65,761	5,344,397
†Vertex Pharmaceuticals	66,187	14,222,924
		23,158,407
Capital Markets–1.26%
MSCI	8,531	3,576,878
S&P Global	32,398	11,432,282
Tradeweb Markets Class A	44,640	3,303,360
†XP Class A	115,528	4,351,940
		22,664,460
Chemicals–0.37%
Linde	23,491	6,580,769
		6,580,769
Commercial Services & Supplies–0.65%
Cintas	34,179	11,665,635
		11,665,635
Electrical Equipment–0.27%
†Generac Holdings	14,600	4,780,770
		4,780,770
Electronic Equipment, Instruments & Components–0.25%
†Zebra Technologies Class A	9,425	4,572,822
		4,572,822
Entertainment–4.56%
†Netflix	69,154	36,074,876
†Playtika Holding	87,655	2,385,092
†ROBLOX Class A	21,141	1,370,571
†Sea ADR	145,862	32,560,774
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Spotify Technology	36,762	$ 9,850,378
		82,241,691
Health Care Equipment & Supplies–2.54%
†Align Technology	5,168	2,798,627
†Intuitive Surgical	29,609	21,879,275
Stryker	87,016	21,195,357
		45,873,259
Health Care Providers & Services–4.85%
Anthem	37,083	13,310,943
Cigna	90,608	21,903,578
HCA Healthcare	74,071	13,950,532
Humana	16,534	6,931,880
UnitedHealth Group	84,644	31,493,493
		87,590,426
Hotels, Restaurants & Leisure–3.11%
†Booking Holdings	5,506	12,828,099
†Chipotle Mexican Grill	7,727	10,978,676
†DraftKings Class A	114,144	7,000,452
†Las Vegas Sands	156,607	9,515,441
†Wynn Resorts	125,899	15,783,958
		56,106,626
Industrial Conglomerates–1.15%
Roper Technologies	51,598	20,811,537
		20,811,537
Insurance–0.10%
Chubb	11,794	1,863,098
		1,863,098
Interactive Media & Services–15.71%
†Alphabet Class A	30,260	62,411,855
†Alphabet Class C	25,733	53,232,056
†Facebook Class A	339,618	100,027,690
†IAC/InterActive	9,622	2,081,335
†Kuaishou Technology	20,500	711,979
†Match Group	86,465	11,878,562
†Pinterest Class A	86,024	6,368,357
†Snap Class A	598,143	31,276,897
Tencent Holdings	197,700	15,512,664
		283,501,395
Internet & Direct Marketing Retail–12.60%
†Alibaba Group Holding ADR	141,289	32,034,455
†Amazon.com	57,440	177,723,955
†Coupang	80,783	3,986,641
†Doordash Class A	25,331	3,321,654
†Farfetch Class A	159,903	8,478,057
†JD Health International	15,150	217,289
=†πMaplebear dba Instacart	11,443	1,430,375
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
=†πMaplebear dba Instacart Non Voting	598	$ 74,750
		227,267,176
IT Services–11.38%
†Affirm Holdings	7,701	544,615
†Afterpay	102,745	7,921,057
†Black Knight	105,000	7,768,950
Fidelity National Information Services	122,947	17,287,578
†Fiserv	177,338	21,110,316
Global Payments	90,754	18,294,191
Mastercard Class A	132,167	47,058,060
†PayPal Holdings	82,943	20,141,878
†Shopify Class A	6,197	6,856,980
†Snowflake Class A	4,916	1,127,140
†StoneCo Class A	71,445	4,373,863
Visa Class A	240,048	50,825,363
†Wix.com	7,483	2,089,403
		205,399,394
Life Sciences Tools & Services–0.29%
†Avantor	179,397	5,189,955
		5,189,955
Machinery–0.49%
Cummins	29,709	7,697,899
Parker-Hannifin	3,358	1,059,214
		8,757,113
Pharmaceuticals–1.57%
AstraZeneca ADR	188,870	9,390,616
Eli Lilly & Co	101,581	18,977,363
		28,367,979
Professional Services–0.65%
†Clarivate	96,362	2,542,993
Equifax	10,447	1,892,265
TransUnion	81,635	7,347,150
		11,782,408
Road & Rail–0.26%
Norfolk Southern	17,504	4,700,174
		4,700,174
Semiconductors & Semiconductor Equipment–3.37%
†Advanced Micro Devices	169,008	13,267,128
ASML Holding	38,234	23,604,142
NVIDIA	19,720	10,529,100
Taiwan Semiconductor Manufacturing ADR	113,637	13,440,984
		60,841,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–16.04%
=†πAnt International Class C	747,330	$ 6,030,953
†Avalara	41,129	5,487,842
†Coupa Software	7,465	1,899,693
†Datadog Class A	50,329	4,194,419
=†πEpic Games	6,864	6,074,640
Intuit	79,416	30,421,093
Microsoft	629,574	148,434,662
†Paycom Software	10,998	4,069,920
†salesforce.com	120,355	25,499,614
†ServiceNow	38,935	19,471,783
=†πSocial Finance Voting PP	195,791	5,558,729
†Splunk	106,941	14,488,367
=†πStripe Class B	40,238	1,612,337
=†πUiPath Class A	16,282	1,013,974
=†πVimeo Class A	30,621	1,020,821
†Workday Class A	21,400	5,316,402
†Zoom Video Communications Class A	27,300	8,771,217
		289,366,466
Specialty Retail–1.71%
†Carvana	25,493	6,689,363
Ross Stores	202,154	24,240,286
		30,929,649
Technology Hardware, Storage & Peripherals–4.84%
Apple	715,546	87,403,944
		87,403,944
Textiles, Apparel & Luxury Goods–1.50%
†Lululemon Athletica	40,216	12,334,649
NIKE Class B	111,032	14,755,043
		27,089,692
Total Common Stock (Cost $715,978,498)		1,701,418,335
CONVERTIBLE PREFERRED STOCKS–4.98%
†πAirbnb Series B	57,098	10,730,998
=†πAurora Innovation Series B	128,840	2,532,577
†πDoordash	28,083	3,682,524
=†πGm Cruise Holdings Class F	126,000	3,320,100
=†πGm Cruise Holdings Class G	70,430	1,855,830
=†πMagic Leap Series C	47,862	110,241
=†πMagic Leap Series D	43,618	117,769
=†πMaplebear dba Instacart Series A	1,767	220,875
=†πMaplebear dba Instacart Series G	23,366	2,920,750
=†πMaplebear dba Instacart Series I	3,541	442,625
=†πNuro Series C	189,324	2,471,549
=†πRappi Series E	36,866	2,202,598
=†πRivian Automotive Series D	465,637	17,158,723
=†πRivian Automotive Series E	594,729	21,915,764

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πRivian Automotive Series F	117,469	$ 4,328,733
=†πSila Nano Series F	35,141	1,450,367
=†πUiPath Series D1	135,411	8,432,823
=†πUiPath Series D2	22,737	1,415,964
=†πUiPath Series E	3,201	199,345
=†πUiPath Series F	25,166	1,567,232
=†πWaymo Series A	17,257	1,481,810
=†πWeWork Companies Series E	16,159	181,624
=†πXiaoju Kuaizhi Series A	26,379	1,162,786
Total Convertible Preferred Stocks (Cost $43,440,890)		89,903,607

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.53%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	9,545,508	$ 9,545,508
Total Money Market Fund (Cost $9,545,508)		9,545,508

TOTAL INVESTMENTS–99.80% (Cost $768,964,896)	1,800,867,450
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	3,521,967
NET ASSETS APPLICABLE TO 27,537,559 SHARES OUTSTANDING–100.00%	$1,804,389,417

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $112,720,186, which represented 6.25% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series B	12/11/2020	$1,908,489	$10,730,998
Ant International Class C	6/7/2018	4,192,521	6,030,953
Aurora Innovation Series B	3/1/2019	1,190,520	2,532,577
Doordash	12/9/2020	1,125,945	3,682,524
Epic Games	6/18/2020	4,521,540	6,074,640
Gm Cruise Holdings Class F	5/8/2019	2,299,500	3,320,100
Gm Cruise Holdings Class G	12/30/1899	1,855,830	1,855,830
Magic Leap Series C	1/20/2016	1,102,405	110,241
Magic Leap Series D	10/12/2017	1,177,686	117,769
Maplebear dba Instacart	8/7/2020	530,199	1,430,375
Maplebear dba Instacart Non Voting	8/7/2020	27,708	74,750
Maplebear dba Instacart Series A	11/18/2020	107,808	220,875
Maplebear dba Instacart Series G	7/2/2020	1,123,715	2,920,750
Maplebear dba Instacart Series I	12/30/1899	442,625	442,625
Nuro Series C	12/30/1899	2,471,549	2,471,549
Rappi Series E	9/8/2020	2,202,598	2,202,598
Rivian Automotive Series D	12/23/2019	5,002,804	17,158,723
Rivian Automotive Series E	7/10/2020	9,212,352	21,915,764
Rivian Automotive Series F	12/30/1899	4,328,733	4,328,733
Sila Nano Series F	12/30/1899	1,450,367	1,450,367
Social Finance Voting PP	12/30/2020	3,608,428	5,558,729
Stripe Class B	12/17/2019	631,334	1,612,337
UiPath Class A	12/11/2020	473,681	1,013,974
UiPath Series D1	4/30/2019	1,776,218	8,432,823
UiPath Series D2	4/30/2019	298,247	1,415,964
UiPath Series E	7/9/2020	59,518	199,345
UiPath Series F	12/30/1899	1,567,232	1,567,232
Vimeo Class A	12/30/1899	992,427	1,020,821
Waymo Series A	5/8/2020	1,481,810	1,481,810
WeWork Companies Series E	12/9/2014	531,463	181,624
Xiaoju Kuaizhi Series A	10/19/2015	723,476	1,162,786
Total		$58,418,728	$112,720,186

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$21,627,548	$—	$—	$21,627,548
Air Freight & Logistics	16,538,513	—	—	16,538,513
Airlines	5,916,714	—	—	5,916,714
Auto Components	4,719,076	—	—	4,719,076
Automobiles	14,110,285	—	—	14,110,285
Biotechnology	23,158,407	—	—	23,158,407
Capital Markets	22,664,460	—	—	22,664,460
Chemicals	6,580,769	—	—	6,580,769
Commercial Services & Supplies	11,665,635	—	—	11,665,635
Electrical Equipment	4,780,770	—	—	4,780,770
Electronic Equipment, Instruments & Components	4,572,822	—	—	4,572,822
Entertainment	82,241,691	—	—	82,241,691
Health Care Equipment & Supplies	45,873,259	—	—	45,873,259
Health Care Providers & Services	87,590,426	—	—	87,590,426
Hotels, Restaurants & Leisure	56,106,626	—	—	56,106,626
Industrial Conglomerates	20,811,537	—	—	20,811,537
Insurance	1,863,098	—	—	1,863,098
Interactive Media & Services	283,501,395	—	—	283,501,395
Internet & Direct Marketing Retail	225,762,051	—	1,505,125	227,267,176
IT Services	205,399,394	—	—	205,399,394
Life Sciences Tools & Services	5,189,955	—	—	5,189,955
Machinery	8,757,113	—	—	8,757,113
Pharmaceuticals	28,367,979	—	—	28,367,979
Professional Services	11,782,408	—	—	11,782,408
Road & Rail	4,700,174	—	—	4,700,174
Semiconductors & Semiconductor Equipment	60,841,354	—	—	60,841,354
Software	268,055,012	—	21,311,454	289,366,466
Specialty Retail	30,929,649	—	—	30,929,649
Technology Hardware, Storage & Peripherals	87,403,944	—	—	87,403,944
Textiles, Apparel & Luxury Goods	27,089,692	—	—	27,089,692
Convertible Preferred Stocks	—	14,413,522	75,490,085	89,903,607
Money Market Fund	9,545,508	—	—	9,545,508
Total Investments	$1,688,147,264	$14,413,522	$98,306,664	$1,800,867,450
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2021.
Asset Type	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$22,816,579	Recent Transaction	#	#
			Guaranteed 15% IRR Redemption Price	100% (N/A)
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
			Conversion ratio (b)	2% (N/A)
Convertible Preferred Stock	$75,490,085	Recent Transaction	#	#
Total	$98,306,664
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/20	$6,325,296	$59,311,352	$65,636,648
Reclassifications	—	—	—
Purchases	2,633,217	10,468,637	13,101,854
Sales	(141,745)	—	(141,745)
Transfer In	—	—	—
Transfer Out	—	(15,063,400)	(15,063,400)
Accretion/(amortization)	—	—	—
Net realized gain	19	—	19
Net change in unrealized appreciation (depreciation)	13,999,792	20,773,496	34,773,288
Balance as of 03/31/21	$22,816,579	$75,490,085	$98,306,664
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/21	$5,304,734	$30,355,066	$35,659,800
LVIP T. Rowe Price Growth Stock Fund–7